Average Annual Total Returns - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Fund	Mar. 01, 2025
Fidelity Series Emerging Markets Debt Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.89%
Past 5 years	1.57%
Past 10 years	3.99%
Fidelity Series Emerging Markets Debt Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.45%
Past 5 years	(0.66%)
Past 10 years	1.49%
Fidelity Series Emerging Markets Debt Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.65%
Past 5 years	0.21%
Past 10 years	1.94%
IXVZ1
Average Annual Return:
Past 1 year	6.54%
Past 5 years	0.74%
Past 10 years	3.28%
JP075
Average Annual Return:
Past 1 year	6.54%
Past 5 years	0.12%
Past 10 years	3.13%